Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (318,891)	$ (410,036)	$ (258,117)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash LNG inventory write-downs	17,537	24,461	26,900
Depreciation and amortization expense	65,704	58,601	57,486
Amortization of debt issuance costs and discount	12,174	14,264	14,948
Loss on early extinguishment of debt	96,273	114,335	131,576
Total losses on derivatives, net	7,154	117,701	(84,296)
Net cash used for settlement of derivative instruments	(41,398)	(21,581)	579
Other	85	15	0
Changes in restricted cash for certain operating activities	176,847	148,972	171,345
Changes in operating assets and liabilities:
Accounts and interest receivable	259	(293)	4
Accounts receivable—affiliate	1,248	(503)	(1,083)
Advances to affiliate	(12,513)	(12,586)	(9,281)
Inventory	(25,037)	(19,008)	(30,903)
Accounts payable and accrued liabilities	(996)	3,949	(2,384)
Due to affiliates	14,882	(15,842)	26,091
Deferred revenue	(3,986)	(3,938)	(3,947)
Other, net	(12,010)	(4,236)	(7,632)
Other, net—affiliate	28,416	17,653	4,378
Net cash provided by operating activities	5,748	11,928	35,664
Cash flows from investing activities
Property, plant and equipment, net	(2,912,080)	(2,645,553)	(3,120,643)
Use of restricted cash for the acquisition of property, plant and equipment	2,965,477	2,669,332	3,119,632
Purchase of Creole Trail Pipeline Business, net	0	0	(313,892)
Other	(62,448)	(38,880)	(13,897)
Net cash provided by (used in) investing activities	(9,051)	(15,101)	(328,800)
Cash flows from financing activities
Proceeds from issuances of debt	2,860,000	2,584,500	4,504,478
Repayments of debt	0	(177,000)	(100,000)
Debt issuance and deferred financing costs	(169,924)	(103,787)	(311,050)
Investment in restricted cash	(2,690,364)	(2,303,763)	(4,173,959)
Proceeds from sale of partnership common and general partner units	0	0	375,897
Contributions to Creole Trail Pipeline Business from Cheniere, net	0	0	20,896
Distributions to owners	(99,018)	(98,979)	(91,386)
Net cash provided by (used in) financing activities	(99,306)	(99,029)	224,876
Net decrease in cash and cash equivalents	(102,609)	(102,202)	(68,260)
Cash and cash equivalents—beginning of period	248,830	351,032	419,292
Cash and cash equivalents—end of period	$ 146,221	$ 248,830	$ 351,032